UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226082-09

Central Index Key Number of the issuing entity:    0001833522

GS Mortgage Securities Trust 2020-GSA2
(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-226082

Central Index Key Number of the depositor:     0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as speciﬁed in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

Argentic Real Estate Finance LLC

(Central Index Key Number 0001624053)

Societe Generale Financial Corporation

Central Index Key Number 0001755531)

(Exact name of sponsor as specified in its charter)

Joe Osborne (972) 501-3977
(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 14, 2020	GS MORTGAGE SECURITIES CORPORATION II
(Depositor)

	By:	/s/ Leah Nivison
Name: Leah Nivison
Title: Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)